Secured Loans and Credit Facilities - Principal Payments (Table) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Long-Term Debt [Abstract]
2014	$ 17,257,750
2015	50,266,114
2016	30,036,750
2017	57,529,312
2018	16,225,000
Thereafter	8,800,000
Total	$ 180,114,926	$ 195,542,176